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CornerCap Balanced Fund
CornerCap Balanced Fund
Investment Objective
The investment objective of the CornerCap Balanced Fund (the "Balanced Fund") is long-term capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees (Fees paid directly from your investment) The Balanced Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Balanced Fund, you may be charged a fee by the financial intermediary. Balanced Fund Redemption Fee 1.00%* * Subject to certain exceptions, which are described more fully under "SELLING SHARES – Redemption Fee," the Balanced Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Balanced Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CornerCap Balanced Fund CornerCap Balanced Fund Shares
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.21%
Fee Waiver and/or Expense Reimbursement	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%
[1]	The Balanced Fund bears a pro rata share of the fees and expenses of the other investment companies in which the Balanced Fund invests ("Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Balanced Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Balanced Fund for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. The contractual agreement cannot be terminated prior to August 1, 2021 without the Board of Trustees' approval.

Example

This Example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Balanced Fund's operating expenses remain the same, except that the contractual obligation to waive fees and reimburse expenses remains in effect only until August 1, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
CornerCap Balanced Fund | CornerCap Balanced Fund Shares | USD ($)	103	364	646	1,448

Portfolio Turnover.

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Balanced Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Balanced Fund's performance. During the most recent fiscal year, the Balanced Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

To meet its investment objective, the Balanced Fund typically invests between 50% and 75% of its total assets in equity securities (common stock and preferred stock) and between 25% and 50% of its total assets in fixed income securities (bonds and money market securities). The Balanced Fund may invest directly in equities or fixed income securities, or in exchange-traded funds ("ETFs") or other investment companies that hold securities in which the Balanced Fund may directly invest. The Balanced Fund will invest at least 25% of its total assets in equity securities and at least 25% of its total assets in fixed income securities while pursuing its investment objective.

Although the Balanced Fund may invest in equity securities of companies of any size, the Balanced Fund invests primarily in U.S. common stocks of large-cap and mid-cap companies. The Adviser defines large-cap and mid-cap companies as those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase that the Adviser believes are attractively valued relative to the market. The market capitalization range of the Russell 1000® Index was $252 million to $1,542 billion as of June 30, 2020, and is expected to change frequently. The Adviser uses Fundametrics®, the Adviser's proprietary quantitative research system, to select stocks for the Balanced Fund. Fundametrics® evaluates all stocks in the Balanced Fund's investible universe with respect to over 120 fundamental factors. Fundametrics® was designed to evaluate stocks on many of the same criteria used by a human analyst, but is done using a systematic approach that minimizes human emotion and bias.

Buy and sell decisions are determined by a subset of factors contained within the Fundametrics® "Alpha Composite" and "Financial Warnings Overlay". The Alpha Composite is a combination of alpha seeking factors designed to identify stocks with potential for excess returns. The makeup of the Alpha Composite is primarily valuation-focused factors, but also includes certain growth, momentum and other factors with low correlations to value for diversification purposes. The Financial Warnings Overlay is then applied to the Balanced Fund's investible universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to under performance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise have attractive valuation metrics. Potential "buy" stocks – those that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay – are then evaluated with respect to whether they would improve portfolio diversification.

The Balanced Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.

The Balanced Fund may invest in corporate fixed income securities of any maturity issued by companies of any size. Generally, the Balanced Fund invests in fixed income securities rated by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") in one of their respective four highest ratings (for Moody's, AAA, AA, A and BAA, and for S&P, AAA, AA, A and BBB), and holds these securities until maturity.

Principal Risks

An investment in the Balanced Fund is subject to investment risks, including the risk of losing money on an investment in the Balanced Fund. The principal risks of the Balanced Fund are:

Bond Interest Rate Risk: An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Balanced Fund may invest. The Fund may be subject to risks associated with rising interest rates.

Business and Company Risk: The Balanced Fund's investments in certain industries or companies in an industry may underperform other industries or companies, and the Balanced Fund's investments may be less responsive to competitive challenges or opportunities and unable to attain growth or mitigate losses in certain circumstances or economic environments.

Credit/Default Risk: Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their bonds when due. Additionally, bond issuers may be unable to repay the principal upon maturity of their bonds.

Equity Security Risk: The prices of equity securities will fluctuate – sometimes dramatically – over time and the Balanced Fund could lose a substantial part, or even all, of its investment in a particular issue.

ETF and Other Investment Company Risk: By investing in the Balanced Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Balanced Fund invests in addition to the Balanced Fund's direct fees and expenses.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Balanced Fund to underperform other mutual funds with similar investment objectives.

Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions.

Mid-Cap Company Risk: Stocks of mid-cap companies may be more susceptible to market downturns and have more volatile stock prices, which may cause the value of the Balanced Fund to decline.

Mortgage-Backed and Other Asset-Backed Securities Risk: The Balanced Fund's investments in mortgage-backed and asset-backed securities subject the Balanced Fund to risk of loss from economic or other factors affecting the value of these securities, including credit risk associated with the performance of the underlying mortgage properties or assets, adverse changes in economic conditions and circumstances, risk of losses or significant fluctuations in the value of the mortgage-backed security, loss of all or part of the premiums paid, and decline in the market value of the security.

Regulatory Risk: New or changing regulations of particular industries may materially impact the value of companies within the affected industry.

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Balanced Fund invests more heavily in a particular sector, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Balanced Fund may invest in more heavily will vary.

Undervalued Stocks Risk: The Balanced Fund will suffer losses if stocks the Adviser believes are undervalued and/ or are temporarily out of favor in the market are not undervalued in the market, or they continue to be out of favor.

Performance

The chart and table provide some indication of the risks of investing in the Balanced Fund by showing the changes in the performance from year to year and how the Balanced Fund's average annual returns for the one, five and ten year periods, and for the period since the Fund's inception, compare to those of a broad-based securities market index. Updated performance information is available at www.cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Year-by-Year Total Return as of December 31 CornerCap Balanced Fund

The calendar year-to-date total return as of June 30, 2020 was -5.50%.

During the period shown, the highest return for a quarter was 8.95% for the quarter ended March 31, 2019, and the lowest return was -11.32% for the quarter ended September 30, 2011.

The Balanced Fund's annual returns shown on the bar chart do not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - CornerCap Balanced Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
CornerCap Balanced Fund Shares	18.33%	5.03%	7.03%	5.82%	May 24, 1997
CornerCap Balanced Fund Shares | After Taxes on Distributions	16.33%	3.41%	5.47%	3.90%
CornerCap Balanced Fund Shares | After Taxes on Distributions and Sales	11.30%	3.50%	5.21%	4.04%
60% Russell 1000® Value Index and 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	18.55%	6.17%	8.45%	7.01%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.29%	11.80%	8.10%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.80%	2.57%	3.05%	4.62%

The return after taxes on distributions and sale of Balanced Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Balanced Fund shares at the end of the measurement period.